JULY 9, 1999

                    DELAWARE GROUP PREMIUM FUND, INC.

                           GLOBAL BOND SERIES

                      SUPPLEMENT TO THE PROSPECTUS

The following replaces the information under "Portfolio managers" in the Prospectus for the Global Bond Series:

Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Global Bond Series. In making investment decisions for the Series, Mr. Moth and Ms. Bates regularly consult with David G. Tilles and four global fixed income team members.

Christopher A. Moth, Senior Portfolio Manager, Delaware International Advisers Ltd.
Mr. Moth became Co-Manager of Global Bond Series in January 1997. He is a graduate of The City University London, and joined Delaware International Advisers in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

Joanna Bates, Senior Portfolio Manager, Delaware International
Advisers Ltd.
Ms. Bates became Co-Manager of Global Bond Series in July 1999. She is a graduate of London University, and joined the Fixed Income team at Delaware International Advisers in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd.
Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International Advisers in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International Advisers was Chief Investment Officer of Hill Samuel Investment Management Ltd.


                              JULY 9, 1999

                    DELAWARE GROUP PREMIUM FUND, INC.

                         STRATEGIC INCOME SERIES

                      SUPPLEMENT TO THE PROSPECTUS

The following revises the information under "Portfolio managers" in the Prospectus for the Strategic Income Series:

Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Strategic Income Series regarding its investments in foreign securities. In making investment decisions for the Series, Mr. Moth and Ms. Bates regularly consult with David G. Tilles and four global fixed-income team members.

Christopher A. Moth, Senior Portfolio Manager, Delaware International Advisers Ltd.
Mr. Moth became Co-Manager of Strategic Income Series in July 1999. He is a graduate of The City University London, and joined Delaware International Advisers in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

Joanna Bates, Senior Portfolio Manager, Delaware International
Advisers Ltd.
Ms. Bates became Co-Manager of Strategic Income Series in July 1999. She is a graduate of London University, and joined the Fixed Income team at Delaware International Advisers in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd.
Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International Advisers in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International Advisers was Chief Investment Officer of Hill Samuel Investment Management Ltd.